Accrued Expenses and Other Current Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Schedule of accrued expenses and other current liabilities
	September 30,	December 31,
	2018	2017
	(unaudited)
Compensation, benefits and payroll taxes	$388,500	$310,775
Other accrued expenses	382,645	94,871
Total accrued expenses and other current liabilities	$771,145	$405,646

	December 31,
	2017	2016
Compensation, benefits and payroll taxes	$310,775	$311,845
Other accrued expenses	94,871	160,561
Total accrued expenses and other current liabilities	$405,646	$472,406